FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Assets and liabilities held in unconsolidated collective investment vehicles		74,916	55,235
Types of insurance contracts
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss		£ 179,988	£ 165,448

[1]	See note 1 regarding changes to presentation.